ING Investors Trust

ING T. Rowe Price Equity Income Portfolio

(“Portfolio”)

Supplement dated May 31, 2011

to the Portfolio’s Adviser Class (“Class ADV”),

Initial Class (“Class I”), Service Class (“Class S”) and

Service 2 Class (“Class S2”)

Statement of Additional Information (“SAI”)

dated April 29, 2011

On May 19, 2011, the Board of Trustees of ING Investors Trust approved a change in the Portfolio’s sub-advisory fee effective May 1, 2011.

1.                                       The information relating to the Portfolio in the table entitled “Sub-Advisory Fees” beginning on page 127 of the SAI is deleted and replaced with the following:

Portfolio	Sub-Advisory Fee
ING T. Rowe Price Equity Income Portfolio(9)(10)

Assets up to $100 million:

0.50% on first $50 million;

0.45% on next $50 million;

When assets exceed $100 million:

0.40% on all assets;

When assets exceed $200 million:

0.35% on all assets;

When assets exceed $500 million:

0.325% on first $500 million;

0.30% on next $500 million; and

When assets exceed $1 billion:

0.30% on all assets

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE